Financial Risk Management Objectives and Policies - Aging of Financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	$ 2,511	$ 2,013
Credit risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	2,254	1,067
Credit risk | Receivables neither past due nor impaired
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	2,137	1,023
Credit risk | Less than 30 days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	84	42
Credit risk | 31-90 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	33	1
Credit risk | 91-120 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	0	1
Credit risk | Great than 120 days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	$ 0	$ 0